Summary of Significant Accounting Policies (Details)	12 Months Ended
	Mar. 31, 2023 USD ($)	Mar. 31, 2023 JPY (¥)	Mar. 31, 2023 HKD ($)	Mar. 31, 2023 MYR (RM)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 USD ($)
Summary of Significant Accounting Policies (Details) [Line Items]
Uncollectible allowance	$ 3,219,772				$ 237,037
Lease concessions	253,206
Lease concessions received	72,401				127,303	$ 53,502
Operating lease liabilities					84,368
ROU assets					84,368
Inventory write down	152,759
Other non-current liabilities	1,004,838				889,147
Royalty fee	$ 450	¥ 60,000
Products sold in percentage	75.00%	75.00%	75.00%	75.00%
Directly-operated expenses		¥ 100	$ 1
Deferred revenue	$ 146,024				104,663
Deferred revenue recognized	94,386				182,871	531,612
Unredeemed membership points	$ 146,024
Tax benefit percentage	50.00%	50.00%	50.00%	50.00%
Shipping and handling expenses	$ 5,863,482				13,609,683	10,977,722
Advertising expenses	$ 748,363				$ 2,847,383	$ 2,573,050
Cash deposit			$ 500,000	RM 0
Total revenue percentage					10.00%	11.20%
Accounts receivable percentage	14.80%	14.80%	14.80%	14.80%
Doubtful [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Uncollectible allowance	$ 436,145
Minimum [Member] | Equity Investment [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Ownership interest voting percentage	20.00%
Maximum [Member] | Equity Investment [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Ownership interest voting percentage	50.00%
Suppliers One [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Total purchases in percentage	18.20%	18.20%	18.20%	18.20%	30.10%	34.90%
Suppliers Two [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Total purchases in percentage	16.30%	16.30%	16.30%	16.30%	19.70%	28.20%
Suppliers Three [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Total purchases in percentage	12.00%	12.00%	12.00%	12.00%	17.90%
Hong Kong [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Directly-operated expenses			$ 1
Tax benefit percentage	16.50%	16.50%	16.50%	16.50%	16.50%	16.50%
Cash deposit	$ 590,116				$ 259,554
Japan [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Cash deposit	1,001,582				17,568,176
China [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Cash deposit	69,537				320,947
Malaysia [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Cash deposit	$ 27,137
Deposit Insurance System [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Cash deposit					57,000
Hong Kong Deposit Protection Board [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Cash deposit compensation					$ 64,000
Customer One [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Total revenue percentage	10.60%
Accounts receivable percentage	15.20%	15.20%	15.20%	15.20%
Two Customers [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Total revenue percentage						14.80%
Customer Three [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Accounts receivable percentage	15.70%	15.70%	15.70%	15.70%
Customer Four [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Accounts receivable percentage	13.00%	13.00%	13.00%	13.00%
Third-Party Platform Operators [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Accounts receivable percentage					25.20%
Third-Party Platform Operators One [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Accounts receivable percentage					10.10%
Japan [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Directly-operated expenses | ¥		¥ 1